Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2020	December 31, 2019

Artwork trading platform	$798,037	$794,349
Software	139,059	120,529
Less: accumulated amortization	(364,104)	(175,085)
Total	$572,992	$739,793

Amortization expenses for the years ended December 31, 2020 and 2019 amounted to $185,865 and $127,560, respectively. Total additions to intangible assets for the years ended December 31, 2020 and 2019 amounted to $9,642 and $761,623 (including $641,898 for the platform acquired from HKDAEx), respectively.

The future amortization is as follows:

Years Ending December 31,	Future Amortization Expense

2021	$187,419
2022	187,419
2023	161,702
2024	36,452
Total	$572,992